FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Market risk (Details) - Fair value - Private warrants - Simulation method	12 Months Ended
Jun. 30, 2019 USD ($) $ / shares
Fair value
Financial liabilities, at fair value	$ 2,800,000
Gain recognized from change in fair value	$ 600,000
Assumed increase in volatility (as a percent)	5.00%
Assumed decrease in volatility (as a percent)	5.00%
Increase in liability if volatility were 37%	$ 1,500,000
Decrease in liability if volatility were 27%	$ 1,200,000
Share price
Fair value
Assumption used in estimating fair value | $ / shares	5.30
Risk-free rate
Fair value
Assumption used in estimating fair value	1.7631
Volatility | Minimum
Fair value
Assumption used in estimating fair value	27
Volatility | Maximum
Fair value
Assumption used in estimating fair value	37